Document and Entity Information	12 Months Ended
Aug. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2012
Registrant Name	NUVEEN MUNICIPAL TRUST/MA
Central Index Key	0001020660
Amendment Flag	false
Document Creation Date	Aug. 28, 2012
Document Effective Date	Aug. 31, 2012
Prospectus Date	Aug. 31, 2012